Offerings - Offering: 1	Jun. 16, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, $0.001 par value per share
Amount Registered | shares	781,248
Proposed Maximum Offering Price per Unit	3.39
Maximum Aggregate Offering Price	$ 2,648,430.72
Fee Rate	0.01381%
Amount of Registration Fee	$ 365.75
Offering Note	(1) Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of Class A common stock, par value $0.001 per share ("Common Stock"), of Repay Holdings Corporation (the "Company") that become issuable under (i) the Restricted Stock Employment Inducement Award Agreement, dated May 12, 2026, by and between the Company and Matthew E. Morrow, (ii) the Performance-Based Restricted Stock Units Employment Inducement Award Agreement (TSR), dated May 12, 2026, by and between the Company and Matthew E. Morrow or (iii) the Performance-Based Restricted Stock Units Employment Inducement Award Agreement (Adjusted EBITDA), dated May 12, 2026, by and between the Company and Matthew E. Morrow, by reason of any future stock dividend, stock split, recapitalization or other similar transaction. (2) Estimated pursuant to Rules 457(h) and 457(c) solely for the purpose of computing the registration fee, based on the average of the high and low prices of the securities being registered hereby on The Nasdaq Capital Market on June 15, 2026.